Trade and Other Payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Trade payables	£ 3,186	£ 4,065
Social security and other taxes	467	318
Accruals and other payables	8,391	6,215
Corporate income tax payable	589	185
Total trade and other payables	£ 12,633	£ 10,783